Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Major Classes of Inventories

The major classes of inventories were as follows:

	December 31,
	2015	2014
	(In thousands)
Raw materials	$92,929	$106,955
Work-in-process	27,730	31,611
Finished goods	97,814	121,655

Gross inventories	218,473	260,221
Excess and obsolete reserves	(22,531)	(31,823)

Net inventories	$195,942	$228,398